Asset Retirement Obligations - Summary (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of period	$ 8,630	$ 5,431	$ 3,667
Additional liabilities incurred	2,793	5,389	164
Dispositions	0	(2,380)	0
Accretion expense	282	317	176
Liabilities settled upon plugging and abandoning wells	(283)	(504)	(53)
Revision of estimates	178	377	1,477
Asset retirement obligations, end of period	11,600	8,630	5,431
Less: current portion of asset retirement obligations	(251)	(108)	(251)
Long-term asset retirement obligations	$ 11,349	$ 8,522	$ 5,180